Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	May 31, 2017	Nov. 30, 2016
Related Party Transaction [Line Items]
RSA pool management fees and commissions	$ 0	$ (1,063)	$ 0	$ (2,799)
Commercial management fees	0	(480)	0	(1,187)
Vessel operating expenses	(52,652)	(46,853)	(105,647)	(90,991)
Strategic and administrative service fees	(8,633)	(4,253)	(17,329)	(6,917)
Teekay LNG Operating L.L.C. | Bahrain LNG W.I.L.
Related Party Transaction [Line Items]
Ownership percentage						30.00%
Entities Under Common Control
Related Party Transaction [Line Items]
RSA pool management fees and commissions	0	1,063	0	2,799
Commercial management fees	0	480	0	1,187
Strategic and administrative service fees	0	(2,891)	0	(7,026)
Vessel operating expenses - technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses	(2,800)	(2,196)	(6,100)	(4,422)
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(142)	0	(359)	0
LNG terminal services revenue
Related Party Transaction [Line Items]
Revenues	31	84	272	168
Technical management fee revenues
Related Party Transaction [Line Items]
Revenues	3,171	1,220	6,329	1,220
Technical management fee revenues | Entities Under Common Control
Related Party Transaction [Line Items]
Revenues	0	2,137	0	4,890
Service revenues
Related Party Transaction [Line Items]
Revenues	254	277	415	277
Service revenues | Entities Under Common Control
Related Party Transaction [Line Items]
Revenues	$ 0	$ 638	$ 0	$ 1,772
Teekay Tanker Operations Limited
Related Party Transaction [Line Items]
Percentage of voting interests acquired					50.00%